MONTEAGLE FIXED INCOME FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers. All changes are effective May 1, 2009.

The Board of Trustees approved new Investment Company Services (the “Services Agreemement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Fixed Income Fund.  The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Fixed Income Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

Monteagle Fixed Income Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring
instructions.

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

MONTEAGLE INFORMED INVESTOR GROWTH FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers. All changes are effective May 1, 2009.

The Board of Trustees approved new Investment Company Services (the “Services Agreemement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Fixed Income Fund.  The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Fixed Income Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

Monteagle Informed Investor Growth Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring
instructions.

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

MONTEAGLE LARGE CAP GROWTH FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers. All changes are effective May 1, 2009.

The Board of Trustees approved new Investment Company Services (the “Services Agreemement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Fixed Income Fund.  The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Fixed Income Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

Monteagle Large Cap Growth Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring
instructions.

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

MONTEAGLE QUALITY GROWTH FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers and Adviser (subject to shareholder approval). Thereafter, at a Special Meeting of Shareholders on April 17, 2009, new Management and Subadvisory Agreements were approved by the Shareholders. All changes are effective May 1, 2009.

With regard to the change in service providers, the Board of Trustees approved new Investment Company Services (the “Services Agreemement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Quality Growth Fund. The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Quality Growth Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

Additionally, at the meeting on April 17, 2009, Shareholders approved at a new Management Agreement and Subadvisory Agreement for the Quality Growth Fund between the Trust,  Nashville Capital Corporation and Parkway Advisors, LP. and in doing so, allowed Parkway Advisors, LP to continue to serve as the Quality Growth Fund’s portfolio manager as a Sub-adviser. The new Management and Subadvisory Agreements will have the same terms as the prior agreements and will continue for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust").

Monteagle Quality Growth Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Davis Hamilton Jackson & Assoc. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Fund's average daily net assets according to the following schedule:

AVERAGE DAILY NET ASSETS OF THE FUND	MANAGEMENT FEE RATE
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund, and extraordinary expenses.

A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.

SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Davis Hamilton Jackson & Associates, L.P. ("DHJA"), under which DHJA serves as the Fund's sub-adviser. The Adviser has retained DHJA to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by portfolio managers employed by DHJA. DHJA is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding DHJA and its portfolio managers' business experience and educational background follow:

Monteagle Quality Growth Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

DAVIS HAMILTON JACKSON & ASSOCIATES, L.P. ("DHJA") at 5 Houston Center, 1401 McKinney, Suite 1600, Houston, Texas 77010, manages the portfolio of the Fund and has since March 1998. As of February 28, 2009, DHJA manages approximately $1.6 billion for institutions and high net worth individuals and invests primarily in domestic equity securities.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring instructions.

Monteagle Quality Growth Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

MONTEAGLE SELECT VALUE FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers and Adviser (subject to shareholder approval). Thereafter, at a Special Meeting of Shareholders on April 17, 2009, new Management and Subadvisory Agreements were approved by the Shareholders. All changes are effective May 1, 2009.

With regard to the change in service providers, Board of Trustees approved new Investment Company Services (the “Services Agreement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Select Value Fund.  The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Select Value Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

Additionally, at the meeting on April 17, 2009, Shareholders approved a new Management Agreement and Subadvisory Agreement for the Select Value Fund between the Trust, Nashville Capital Corporation and Parkway Advisors, LP. and in doing so, allowed Parkway Advisors, LP to continue to serve as the Select Value Fund’s portfolio manager as a Sub-adviser. The new Management and Subadvisory Agreements will have the same terms as the prior agreements and will continue for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

Monteagle Select Value Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

ADVISER

Nashville Capital Corporation ("Nashville Capital" or the "Adviser"), 209 10th Avenue South, Suite 332, Nashville TN37203, serves as investment adviser to the Fund pursuant to a Management Agreement with Monteagle Funds (the "Trust").

Subject to the general oversight of the Board of Trustees of the Trust (the "Board"), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Parkway Advisors, LP. Nashville Capital was formed in 1986 and, as of February 28, 2009, managed assets of over $66 million. Pursuant to the Management Agreement, the Adviser is paid a management fee based upon the Fund's average daily net assets according to the following schedule:

AVERAGE DAILY NET
ASSETS OF THE FUND	MANAGEMENT FEE RATE
First $25 million	1.200%
$25 million to $50 million	1.115%
$50 million to $100 million	0.975%
Over $100 million	0.875%

The Adviser pays all of the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, 50% of the compensation of the Trust's Chief Compliance Officer (the "CCO") attributable to the Fund and extraordinary expenses.

A discussion regarding the basis for approval by the Board of Trustees of the Fund's Management Agreement with the Adviser is available in the Fund's semi-annual report for the period ended February 28, 2009.

Monteagle Select Value Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

SUB-ADVISER / PORTFOLIO MANAGERS

The Adviser has the ultimate responsibility (subject to oversight by the Board) to oversee the Fund's sub-adviser and recommend its hiring, termination and replacement. The Adviser has entered into an investment sub-advisory agreement with Parkway Advisors, LP ("Parkway"), under which Parkway serves as the Fund's sub-adviser. The Adviser has retained Parkway to render advisory services and make daily investment decisions for the Fund. The day-to-day management of the Fund is performed by the portfolio managers employed by Parkway. Parkway is registered as an investment adviser under the Investment Advisers Act of 1940. Information regarding Parkway and the business experience and educational background of the Fund's portfolio managers follow:

Parkway Advisors is a wholly owned subsidiary of Directors Investment Group, Inc., a holding company of several businesses which include insurance companies. Prior to May 2001, Parkway Advisors was the investment management department of a related insurance company responsible for the management of assets for over 13 years. The investment management department spun out of the insurance company, organized Parkway Advisors in April of 2001 and has been registered with the Securities and Exchange Commission ("SEC") as an investment adviser since May 16, 2001. As of February 28, 2009, Parkway Advisors manages client portfolios with assets in excess of $606 million. Carl C. Peterson is its Chief Executive Officer and Principal and Theron R. Holladay, CFA is the Vice President and Chief Investment Officer.

Carl C. Peterson and Theron R. Holladay are jointly and primarily responsible for the day-to-day management of the Fund (since March 2004). They have been with the Sub-adviser since its inception and worked together with its predecessor operation.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

Monteagle Select Value Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring
instructions.

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

MONTEAGLE VALUE FUND

PROSPECTUS DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning the Fund’s service providers. All changes are effective May 1, 2009.

The Board of Trustees approved new Investment Company Services (the “Services Agreemement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”) including the Fixed Income Fund.  The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of the Fixed Income Fund. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Set forth below are the changes to the prospectus dated May 1, 2009.

OTHER SERVICE PROVIDERS
Matrix Capital Group, Inc. (the "Transfer Agent"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent's address is 630 Fitzwatertown Road, Building A, Second Floor, Willow Grove, PA 19090.

Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.

How to Contact the Fund

Monteagle Value Fund
Prospectus Dated December 31, 2009
As Supplemented April 27, 2009
Continued,

The following information has been amended:
WRITE TO US AT:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

OVERNIGHT ADDRESS:
Monteagle Funds
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090

DISTRIBUTOR:
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170
TELEPHONE US TOLL-FREE AT:
(888) 263-5593

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
Please call the Transfer Agent
at (888) 263-5593 for wiring
instructions.

BACK COVER

The following information has been amended:

CONTACTING THE FUND
You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

MONTEAGLE FUNDS
209 Tenth Avenue South, Suite 332
Nashville, Tennessee 37203
(888) 263-5593 www.monteaglefunds.com

C/O MATRIX CAPITAL GROUP, INC.
420 LEXINGTON AVENUE, SUITE 601
NEW YORK, NY 10170
(888) 263-5593

STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 31, 2008
AS SUPPLEMENTED APRIL 27, 2009
________________

MONTEAGLE QUALITY GROWTH FUND
MONTEAGLE SELECT VALUE FUND
MONTEAGLE FIXED INCOME FUND
MONTEAGLE VALUE FUND
MONTEAGLE LARGE CAP GROWTH FUND
MONTEAGLE INFORMED INVESTOR GROWTH FUND

At a Special Meeting of the Board of Trustees of Monteagle Funds (the “Trust”) held on February 23, 2009 and then on April 23, 2009, Trustees approved several changes concerning service providers to all Funds and Adviser for the Quality Growth and Select Value Funds. Thereafter, at a Special Meeting of Shareholders on behalf of the Quality Growth and Select Value Funds on April 17, 2009, new Management and Subadvisory Agreements were approved by their respective Shareholders. All changes are effective May 1, 2009.

With regard to the change in service providers, the Board of Trustees approved new Investment Company Services (the “Services Agreement”) and Distribution Agreements (the “Distribution Agreement”) for all series of the Trust (“Funds”). The new Services Agreement and Distribution Agreement are between the Trust and Matrix Capital Group, Inc. (“Matrix”) on behalf of all Funds. Matrix will now serve as fund accountant, administrator, transfer agent and distributor for all of the Funds for an initial term of two years.

Additionally, at the meeting on April 17, 2009, Shareholders approved a new Management Agreement and Subadvisory Agreement for the Quality Growth and Select Value Funds between the Trust and Nashville Capital Corporation.  In doing so, allowed Parkway Advisors, LP to continue to serve as the Select Value Fund’s portfolio manager as a Sub-adviser and Davis Hamilton Jackson & Assoc to serve as the Quality Growth Fund’s portfolio manager as a Sub-adviser. The new Management and Subadvisory Agreements will have the same terms as the prior agreements and will continue for an initial term of two years.

The Board of Trustees elected new officers for the Fund effective May 1, 2009:

Paul B. Ordonio, JD	President / CCO
John M. Plunkett	VP – National Sales
David F. Ganley	VP / Secretary / AML Compliance Officer
Larry E. Beaver, Jr.	Treasurer / CFO

Statement of Additional Information
Dated December 31, 2008
As Supplemented April 27, 2009
Continued,

All references to Unified Fund Solutions, LLC and Unified Fund Distributors, LLC are amended to identify Matrix Fund Solutions, Inc.

Set forth below are the changes to the Statement of Additional Information dated May 1, 2009.

COVER PAGE

References to Ultimus Fund Solutions, LCC, Ultimus Fund Distributors, LLC and Parkway Advisors, LP have been replaced with the following contact information:

FUND INFORMATION
MONTEAGLE FUNDS
MATRIX CAPITAL GROUP, INC.
630 FITZWATERTOWN ROAD
BUILDING A, SECOND FLOOR
WILLOW GROVE, PA 19090
(888) 263-5593

INVESTMENT ADVISER
NASHVILLE CAPITAL CORPORATION
209 10TH AVENUE SOUTH, SUITE 332
NASHVILLE, TN 37203
(800) 459-9084

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES
MONTEAGLE FUNDS
MATRIX CAPITAL GROUP, INC.
630 FITZWATERTOWN ROAD
BUILDING A, SECOND FLOOR
WILLOW GROVE, PA 19090
(888) 263-5593

GLOSSARY

References to Investment Advisers, Ownership and service providers have been amended as follows:

"Administrator" or "Transfer Agent" means Matrix Capital Group, Inc., the administrator, transfer agent, dividend disbursing agent and fund accountant of each Fund.

“Adviser” has been redefined to mean Nashville Capital Corporation.

"Distributor" means Matrix Capital Group, Inc., the principal underwriter of each Fund.

Additionally, “Subadviser” includes Parkway Advisors, LP.

Statement of Additional Information
Dated December 31, 2008
As Supplemented April 27, 2009
Continued,

PAGE 26 and 27

The list of officers is amended to delete the data concerning their predecessors and replaced with the following table of Executive Officers of new officers:

EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Paul B. Ordonio Age 41	President, CCO
Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to present; Aftermath Consulting, Inc., Director from 05/02 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Parkway Advisors, L.P., VP & Counsel from 08/02 to 05/09; Parkway Advisors Group, Inc., VP and Counsel from 08/02 to 05/09. Parkway Holdings, VP from 08/02 to 05/09; Ultimus Fund Distributors, Representative 02/07 to 05/09; Citco Mutual Fund Distributors, Representative from 10/03 to 02/07.

John M. Plunkett Age 46	Vice President – National Sales
Nashville Capital Corporation, VP/National Sales, 8/08 to present; Matrix Capital Group, Representative 5/09 to present; JMP Capital Group LLC, President 5/09 to present; Quasar Fund Distributors, representative 3/06 to 2/08; Citco Mutual Fund Distributors, representative from 2/02 to 3/06

David F. Ganley Age 62	Vice President, Secretary, AML Compliance Officer
Matrix Capital Group, Inc., Senior Vice President, 1/05 to present;  Capital Management Investment Trust, Secretary, 5/08 to present; Congressional Effect Fund, Chief Compliance Officer 5/08 to present; Catalyst Funds, Secretary, Treasurer and Chief Compliance Officer 7/06 to present;  Epiphany Funds, Chief Compliance Officer and Secretary  12/06 to present; The USX China Fund, Chief Compliance Officer 4/05 to present;  The Blue and White Fund, Chief Compliance Officer 10/04 to 1/06; Shipley Raidy Capital Partners, Financial Principal, 1/01 to 1/05;  InCap Securities, Inc. President, Treasurer and Director 1/01 to 12/04;  Prisol Securities Inc. Financial Principal 1/01 to 12/04; InCap Service Company, Chief Administrative Officer, 1/01 to 12/04.

Statement of Additional Information
Dated December 31, 2008
As Supplemented April 27, 2009
Continued,

Larry E. Beaver, Jr. Age 39	Treasurer, CFO
Matrix Capital Group, Inc. Director of Accounting and Administration 1/05 to present; Capital Management Investment Trust, Treasurer 5/08 to present; Epiphany Funds, Chief Financial Officer and Treasurer 7/07 to present;  Congressional Effect Fund, Treasurer 5/08 to present; AMIDEX Funds, Inc. Chief Accounting Officer 5/03 to present;  InCap Service Company, Fund Accounting Supervisor 5/03 to 12/04

PAGE 28 - 30

References to Parkway Advisors, LP as the Adviser and its ownership have been removed.  Nashville Capital is the Adviser to all the Funds.  The Management Agreements were approved by shareholders on January 11, 2008 and April 17, 2009 and shall continue in effect for two years from such date. Parkway is identified as a Sub-adviser as follows:

SUB-ADVISERS
To assist the Adviser in carrying out its responsibilities, the Adviser has retained the following Sub-advisers to render advisory services and make daily investment decisions for each Fund pursuant to Sub-Advisory Agreements with the Adviser. The continuance of the Sub-Advisory Agreements must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

PARKWAY ADVISORS, LP ("Parkway"), located in Abilene Texas, subadvises the portfolio of the Monteagle Select Value Fund. Parkway has been registered with the SEC as an investment adviser since May 16, 2001. From October 2002 through April 2009 Parkway Advisors was the investment adviser, as opposed to subadviser, for the Fund, directly managing the portfolio since March 2004.  As of February 28, 2009, Parkway Advisors manages client portfolios with assets in excess of $606 million. Carl C. Peterson is the Chief Executive Officer and Principal of Parkway Advisors. His principal responsibility is the provision of investment management services. Theron R. Holladay is Parkway Advisors' Chief Investment Officer. They are responsible for management of the portfolio. Parkway will receive an annual fee of .50% of the assets under management for its services.  Parkway Advisors Group, Inc. ("PAGI"), as general partner, and Parkway Advisors Holdings, Inc. ("PAHI"), an affiliated company, as limited partner, own Parkway Advisors, a Delaware limited partnership. PAGI and PAHI are both wholly-owned subsidiaries of Directors Investment Group, Inc. ("DIG"). DIG also owns and/or controls numerous other companies in the insurance, funeral, cemetery and related industries - including, among others, Funeral Directors Life Insurance Company, Texas Directors Life Insurance Company, Kentucky Funeral Directors Life Insurance Company and Directors Agency, LLP. Its operations are divided among companies involved in real estate, aviation, capital ventures, travel and the like. None of the affiliate companies or holding company participate in the day-to-day management or the investment process of Parkway.

Statement of Additional Information
Dated December 31, 2008
As Supplemented April 27, 2009
Continued,

PAGE 40 - 41

References to the Distributor, Administrator, Fund Accountant and Transfer Agent have been amended as follows:

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR
Matrix Capital Group, Inc. (the "Distributor"), the principal underwriter of the shares of each Fund, is located at 420 Lexington Avenue Suite 601, New York, NY 10170. The Distributor is a registered broker-dealer and is a member of FINRA.

Under its Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

For its services, the Distributor does not receive any fees for underwriting services for all Funds of the Trust.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Matrix Capital Group, Inc. (the "Administrator"), subject to the supervision of the Board of Trustees and pursuant to an Investment Company Services Agreement with the Trust, acts as the Trust's administrator, fund accountant and transfer and dividend disbursing agent. The Investment Company Services Agreement is terminable without penalty by the Trust or by the Administrator on 90 days' written notice.

The Administrator assists in supervising the overall business affairs of the Trust, except for services performed by the Funds' Adviser under the Management Agreements, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. The Distributor is also the Administrator.

The Administrator provides fund accounting services to each Fund, including calculating the NAV per share of each Fund, preparing the Funds' financial statements and assisting with the Funds' tax returns.

As transfer agent and dividend disbursing agent, the Administrator maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record, answering shareholder inquiries concerning accounts, and performing other shareholder servicing functions.

Statement of Additional Information
Dated December 31, 2008
As Supplemented April 27, 2009
Continued,

For its services, Matrix Capital Group, Inc. receives a minimum annual base fee per fund of $30,000, plus an asset-based fee at the following annual rates:

EQUITY FUNDS ($30,000 minimum/per fund)
0.075% of the Trust's first $400 million in assets
0.030% of the Trust's assets in excess of $400 million to $600 million
0.020% of the Trust's assets in excess of $600 million

FIXED INCOME FUNDS ($30,000 minimum/per fund)
0.040% of the Trust's first $400 million in assets
0.025% of the Trust's assets in excess of $400 million to $600 million
0.010% of the Trust's assets in excess of $600 million

MONEY MARKET FUNDS ($75,000 minimum/per fund)
0.020% of the Trust's first $500 million in assets
0.015% of the Trust's assets in excess of $500 million to $1 billion
0.010% of the Trust's assets in excess of $1 billion

The fees payable to the Administrator are paid by the Advisers (not the Funds).

Prior to May 1, 2009, Ultimus Fund Solutions, LLC ("Ultimus") served as the Funds' administrator, fund accountant and transfer and dividend disbursing agent. Ultimus received an annual base fee of $250,000, plus an asset-based fee at the annual rate of 0.15% of the Funds' aggregate average daily net assets from $200 million to $300 million; 0.125% of such assets from $300 million to $400 million; and 0.10% of such assets in excess of $400 million. The fees payable to the Administrator are paid by the Adviser (not the Funds).

The contact information to receive the Trust’s code of Ethics free of charge has changed to calling (888) 263-5593 or writing:

MONTEAGLE FUNDS
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090